Summary of Significant Accounting Policies - Schedule of Earnout Liability (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability	$ 20,000	$ 20,000
Preferred Stock Warrant Liability [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability		20,000
Preferred stock warrant liability			$ 320,117
Level 1 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability
Preferred stock warrant liability
Level 2 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability
Preferred stock warrant liability
Level 3 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability		$ 20,000
Preferred stock warrant liability			$ 320,117